Note 2 - Business Combinations (Details) In Thousands, unless otherwise specified	12 Months Ended		0 Months Ended
	Mar. 31, 2014	Mar. 31, 2012	Apr. 02, 2012 IIJ-Exlayer [Member] USD ($)	Apr. 02, 2012 IIJ-Exlayer [Member] JPY (¥)
Note 2 - Business Combinations (Details) [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			99.90%	99.90%
Business Combination, Consideration Transferred			$ 3,183	¥ 299,700
Number of Businesses Acquired	0	0